SEGMENT INFORMATION (Schedule of Operating Information by Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Service revenues
Mobile value added services	$ 199,816	$ 139,588	$ 106,103
Advertising services	103,295	71,721	72,903
Enterprise mobility	2,249	27,416	16,035
Other services	742	5,352	4,641
Product revenues
Enterprise mobility	36,948	162,614	132,642
Total Net Revenues	343,050	406,691	332,324
Cost of revenues	(261,069)	(319,352)	(226,651)
Gross profit (loss)	81,981	87,339	105,673
Operating expenses
Sales and marketing expenses	(19,980)	(26,752)	(29,962)
General and administrative expenses	(52,553)	(65,458)	(131,001)
Research and development expenses	(22,359)	(29,020)	(25,665)
Impairment loss of goodwill and intangible assets	(98,902)
Total operating expenses	(193,794)	(121,230)	(186,628)
Loss from operations	(111,813)	(33,891)	(80,955)
Interest expense	(11,017)	(4,662)	(5,360)
Realized loss on disposal of a subsidiary	(2,963)	56,211
Realized gain on available-for-sale investments	1,241	1,435	65
Impairment loss on investments	12,203	15,452	5,967
Foreign currency exchange gain/(loss)	(12)	(1,693)	(391)
Realized gain on investments	1,241
Changes in fair value of derivative liability	(1,157)
Other income/(expense), net	3,878	6,778	19,514
Loss before income taxes	(134,046)	8,726	(73,094)
Income tax benefit/(expense)	443	(9,243)	(5,518)
Net (loss)/income	(133,603)	(517)	(78,612)
Operating Segments [Member] | Consumer [Member]
Service revenues
Mobile value added services	199,816	139,588	106,103
Advertising services	103,295	71,721	72,903
Enterprise mobility
Other services	689	5,352	4,641
Product revenues
Enterprise mobility
Total Net Revenues	303,800	216,661	183,647
Cost of revenues	(221,813)	(147,544)	(92,172)
Gross profit (loss)	81,987	69,117	91,475
Operating expenses
Sales and marketing expenses	(17,535)	(19,698)	(25,307)
General and administrative expenses	(50,073)	(60,843)	(126,491)
Research and development expenses	(17,145)	(16,031)	(17,905)
Impairment loss of goodwill and intangible assets	(90,785)
Total operating expenses	(175,538)	(96,572)	(169,703)
Loss from operations	(93,551)	(27,455)	(78,228)
Interest expense	(10,905)	(4,001)	(5,382)
Realized loss on disposal of a subsidiary
Realized gain on available-for-sale investments		1,435	65
Impairment loss on investments	(12,203)	(12,913)	(5,967)
Foreign currency exchange gain/(loss)	119	(1,693)	(391)
Realized gain on investments	1,241
Changes in fair value of derivative liability	(1,157)
Other income/(expense), net	3,894	3,776	18,389
Loss before income taxes	(115,525)	(40,851)	(71,514)
Income tax benefit/(expense)	701	(9,072)	(5,766)
Net (loss)/income	(114,824)	(49,923)	(77,280)
Operating Segments [Member] | Enterprise [Member]
Service revenues
Mobile value added services
Advertising services
Enterprise mobility	2,249	27,416	16,035
Other services	53
Product revenues
Enterprise mobility	36,948	162,614	132,642
Total Net Revenues	39,250	190,030	148,677
Cost of revenues	(39,256)	(171,808)	(134,479)
Gross profit (loss)	(6)	18,222	14,198
Operating expenses
Sales and marketing expenses	(2,445)	(7,054)	(4,655)
General and administrative expenses	(2,480)	(4,615)	(4,510)
Research and development expenses	(5,214)	(12,989)	(7,760)
Impairment loss of goodwill and intangible assets	(8,117)
Total operating expenses	(18,256)	(24,658)	(16,925)
Loss from operations	(18,262)	(6,436)	(2,727)
Interest expense	(112)	(661)	22
Realized loss on disposal of a subsidiary		56,211
Realized gain on available-for-sale investments
Impairment loss on investments		(2,539)
Foreign currency exchange gain/(loss)	(131)
Realized gain on investments
Changes in fair value of derivative liability
Other income/(expense), net	(16)	3,002	1,125
Loss before income taxes	(18,521)	49,577	(1,580)
Income tax benefit/(expense)	(258)	(171)	248
Net (loss)/income	$ (18,779)	$ 49,406	$ (1,332)